RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Year ended December 31,
	2021	2020	2019
	$	$	$
Consulting fees	162,500	120,000	218,936
Management fees	205,000	270,000	175,000
Professional fees	150,000	120,000	89,000
Share-based compensation	264,393	58,159	41,383
	781,893	568,159	524,319

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

As at December 31, 2021, 2020 and 2019, the following amounts due to related parties were included in accounts payable and accrued liabilities:

Due to	2021	2020	2019
	$	$	$
President and former Chief Executive Officer	-	-	134,339
Chief Executive Officer	-	-	59,304
Company controlled by the CFO	-	-	5,513
Officer of HealthTab Inc.	-	-	122,500
Total	-	-	321,656